ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of estimated useful lives [Table Text Block]
Furniture & fixtures	5 years
Computer equipment	3 years
Machinery & equipment	2-7 years
Leasehold improvements	shorter of the life of the improvement or the remaining life of the lease

Schedule of financial instruments with potential exposure to credit risk [Table Text Block]
	March 31, 2026	March 31, 2025
	$	$
Cash	2,234,306	2,625,461
Receivables	61,395	176,695
Note receivable	833,954	802,766
Total	3,129,655	3,604,922